Long Term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 02, 2016
Debt Instrument [Line Items]
Debt instrument maturity period	3 years
Debt interest rate	10.00%
Unterberg Koller Capital Fund L.P. and William W. and Dieva L. Smith [Member] | Note and Warrant Purchase Agreement [Member]
Debt Instrument [Line Items]
Warrants expiration period	5 years
Purchase of warrants		1,700,000
Common stock exercise price		$ 2.74
Unterberg Koller Capital Fund L.P. and William W. and Dieva L. Smith [Member] | Senior Subordinated Notes [Member] | Note and Warrant Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 4,000,000